Segmental reporting	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segmental reporting	Segmental reporting

Analysis of results by business
	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Group
Half year ended 30.06.25	£m	£m	£m	£m	£m	£m	£m
Net interest income	3,677	701	407	631	1,318	288	7,022
Non-interest income/(expense)	516	302	290	6,549	369	(152)	7,874
Total income	4,193	1,003	697	7,180	1,687	136	14,896
Of which inter-segmental income/(expense)	1	985	915	(1,895)	(3)	(3)	—

Operating costs	(2,283)	(474)	(472)	(3,993)	(803)	(382)	(8,407)
UK regulatory levies	(43)	(24)	(2)	(27)	—	—	(96)
Litigation and conduct	(29)	(39)	—	(11)	(3)	(5)	(87)
Total operating expenses	(2,355)	(537)	(474)	(4,031)	(806)	(387)	(8,590)
Other net income[1]	—	—	—	—	—	9	9
Profit/(loss) before impairment	1,838	466	223	3,149	881	(242)	6,315
Credit impairment (charges)/ releases	(237)	(31)	11	(139)	(711)	(5)	(1,112)
Profit/(loss) before tax	1,601	435	234	3,010	170	(247)	5,203

As at 30.06.25	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Total assets	299.7	68.2	41.8	1,133.1	31.4	24.5	1,598.7
Total liabilities	282.8	101.9	76.3	1,026.6	23.6	11.1	1,522.3

	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Group
Half year ended 30.06.24	£m	£m	£m	£m	£m	£m	£m
Net interest income	3,146	573	362	465	1,334	248	6,128
Non-interest income	567	304	270	5,882	344	(218)	7,149
Total income	3,713	877	632	6,347	1,678	30	13,277
Of which inter-segmental income/(expense)	(23)	1,221	1,045	(1,951)	(3)	(289)	—

Operating costs	(2,048)	(456)	(434)	(3,858)	(796)	(406)	(7,997)
UK regulatory levies	(54)	(30)	(3)	(33)	—	—	(120)
Litigation and conduct	(6)	—	1	(11)	(4)	(43)	(64)
Total operating expenses	(2,108)	(486)	(436)	(3,902)	(800)	(449)	(8,181)
Other net income	—	—	—	—	—	16	16
Profit/(loss) before impairment	1,605	391	196	2,445	878	(403)	5,112
Credit impairment (charges)/releases	(66)	(23)	3	(34)	(719)	(58)	(897)
Profit/(loss) before tax	1,539	368	199	2,411	159	(461)	4,215

As at 31.12.24	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Total assets	299.8	61.2	34.1	1,053.9	35.4	33.8	1,518.2
Total liabilities	284.1	94.4	75.0	952.1	24.5	15.6	1,445.7
Inter-segmental income/(expense) refers to the internal charging of revenues between different business segments, reflecting how resources such as funding, capital, or services are utilised across the organisation. Segments which operate with a net customer deposit position contribute surplus deposits as a funding source for other Group segment activities.

1Other net income/(expense) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions.